Earnings Per Share - Summary of Calculation of Basic And Diluted Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings per share [abstract]
Profit attributable to owners of the Company	¥ 12,340	¥ 19,279	¥ 19,376
Weighted average number of ordinary shares outstanding during the year	43,789	43,781	43,775
Average number of ordinary shares during the year	43,789	43,781	43,775
Dilutive effect	44	37	29
Weighted average number of ordinary shares outstanding during the year after dilutive effect	43,833	43,818	43,804
Profit per share (attributable to the owners of the Company)
Basic earnings per share	¥ 281.80	¥ 440.37	¥ 442.62
Diluted earnings per share	¥ 281.51	¥ 440.00	¥ 442.32